Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2018
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	cct_ProspectusSupplementTextBlock

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund

(the “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated February 2, 2018

to the

Prospectuses

dated October 1, 2017

The purpose of this Supplement is to provide you with information regarding a change to the broad-based securities market index for the Fund.

Effective as of the date of this Supplement, the Fund’s broad-based securities market index against which the Fund measures its performance, the Barclays U.S. Aggregate Bond Index, is replaced with the Bloomberg Barclays Intermediate U.S. Aggregate Index. Community Capital Management, Inc. (the “Adviser”) believes that the Bloomberg Barclays Intermediate U.S. Aggregate Index more closely aligns to the Fund’s investment strategies. For the one-year, five-year, ten-year and since inception* periods, the average annual total returns, as of December 31, 2016, for the Bloomberg Barclays Intermediate U.S. Aggregate Index were 1.97%, 1.95%, 4.00% and 4.84%, respectively.

*	The CRA Shares inception date was August 30, 1999.

Please keep this Prospectus Supplement with your records.